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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04101
Excelsior Tax Exempt Funds, Inc.


(Exact name of registrant as specified in charter)
c/o Excelsior Funds
101 Montgomery Street
San Francisco, CA 94104


(Address of principal executive offices) (Zip code)
Evelyn Dilsaver
Excelsior Tax Exempt Funds, Inc.
101 Montgomery Street
San Francisco, CA 94104


(Name and address of agent for service)
Registrant's telephone number, including area code: (415) 627-7000 Date of fiscal year end: 3/31
Date of reporting period: July 1, 2005-June 30, 2006


Item 1. Proxy Voting Record

INTERMEDIATE-TERM TAX EXEMPT FUND
LONG-TERM TAX EXEMPT FUND
NEW YORK INTERMEDIATE TERM TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT MONEY FUND
SHORT-TERM TAX-EXEMPT SECURITIES FUND
TAX-EXEMPT MONEY FUND
CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND


There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which any of the above-listed funds was entitled to vote.
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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Excelsior Tax-Exempt Funds, Inc.


By:

             /S/ Evelyn Dilsaver
             President, Excelsior Funds

Date:                   August 30, 2006